Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of Loss Per Common Share

A computation of the loss per common share follows (in thousands, except per share amounts):

	Year ended December 31,
	2013		2012		2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss:
Amounts attributable to Kindred stockholders:
Loss from continuing operations:
As reported in Statement of Operations	$(45,796)	$(45,796)	$(46,865)	$(46,865)	$(66,462)	$(66,462)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(45,796)	$(45,796)	$(46,865)	$(46,865)	$(66,462)	$(66,462)
Discontinued operations, net of income taxes:
Income (loss) from operations:
As reported in Statement of Operations	$(38,809)	$(38,809)	$11,243	$11,243	$12,981	$12,981
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(38,809)	$(38,809)	$11,243	$11,243	$12,981	$12,981
Loss on divestiture of operations:
As reported in Statement of Operations	$(83,887)	$(83,887)	$(4,745)	$(4,745)	$–	$–
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(83,887)	$(83,887)	$(4,745)	$(4,745)	$–	$–
Income (loss) from discontinued operations:
As reported in Statement of Operations	$(122,696)	$(122,696)	$6,498	$6,498	$12,981	$12,981
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(122,696)	$(122,696)	$6,498	$6,498	$12,981	$12,981
Net loss:
As reported in Statement of Operations	$(168,492)	$(168,492)	$(40,367)	$(40,367)	$(53,481)	$(53,481)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(168,492)	$(168,492)	$(40,367)	$(40,367)	$(53,481)	$(53,481)
Shares used in the computation:
Weighted average shares outstanding – basic computation	52,249	52,249	51,659	51,659	46,280	46,280
Dilutive effect of employee stock options		–		–		–
Dilutive effect of performance-based restricted shares		–		–		–
Adjusted weighted average shares outstanding – diluted computation		52,249		51,659		46,280
Loss per common share:
Loss from continuing operations	$(0.88)	$(0.88)	$(0.91)	$(0.91)	$(1.44)	$(1.44)
Discontinued operations:
Income (loss) from operations	(0.74)	(0.74)	0.22	0.22	0.28	0.28
Loss on divestiture of operations	(1.61)	(1.61)	(0.09)	(0.09)	–	–
Income (loss) from discontinued operations	(2.35)	(2.35)	0.13	0.13	0.28	0.28
Net loss	$(3.23)	$(3.23)	$(0.78)	$(0.78)	$(1.16)	$(1.16)
Number of antidilutive stock options and performance-based restricted shares excluded from shares used in the diluted loss per common share computation		1,038		1,813		2,001